Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.1%
Security	Principal Amount (000's omitted)	Value
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.491%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	$2,000	$ 1,892,160
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 12.428%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	1,150	1,114,459
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class E, 12.596%, (3 mo. SOFR + 7.282%), 1/15/33(1)(2)	750	753,698
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	1,003,049
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.248%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,003,040
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.709%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,481,121
Canyon Capital CLO Ltd.:
Series 2019-2A, Class ER, 12.326%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	400	388,146
Series 2022-1A, Class E, 11.717%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,186,004
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.076%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,200	1,152,853
Series 2015-5A, Class DR, 12.279%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	480,876
Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, 12.079%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	1,000	988,627
Clover CLO Ltd., Series 2019-1A, Class ER, 11.998%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	1,000	983,432
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.221%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,000	985,772
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.829%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	956,100
Galaxy XXV CLO Ltd., Series 2018-25A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	250	242,882
Golub Capital Partners CLO 23M Ltd., Series 2015-23A, Class ER, 11.329%, (3 mo. SOFR + 6.012%), 1/20/31(1)(2)	1,200	1,171,916
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.418%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	1,004,915
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.364%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	1,002,595
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 11.825%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	997,035
Security	Principal Amount (000's omitted)	Value
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.428%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	$900	$ 902,800
Series 2014-1A, Class DR2, 11.278%, (3 mo. SOFR + 5.962%), 1/17/31(1)(2)	1,500	1,501,555
Series 2015-1A, Class DR4, 12.129%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	498,075
Series 2019-1A, Class DR, 12.139%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	1,000	1,004,885
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.28%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,000	995,397
RAD CLO 7 Ltd., Series 2020-7A, Class E, 12.078%, (3 mo. SOFR + 6.762%), 4/17/33(1)(2)	1,150	1,152,912
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 11.536%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	700	678,116
Regatta XVI Funding Ltd., Series 2019-2A, Class E, 12.576%, (3 mo. SOFR + 7.262%), 1/15/33(1)(2)	750	753,358
Vibrant CLO X Ltd., Series 2018-10A, Class D, 11.769%, (3 mo. SOFR + 6.452%), 10/20/31(1)(2)	775	776,937
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 12.349%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	962,460
Voya CLO Ltd., Series 2013-1A, Class DR, 12.056%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,676,474
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.816%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,150	1,079,530
Total Asset-Backed Securities (identified cost $31,377,007)		$ 30,771,179

Closed-End Funds — 1.8%
Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$ 1,256,196
Invesco Senior Income Trust	361,124	1,484,220
Nuveen Credit Strategies Income Fund	365,228	1,961,274
Nuveen Floating Rate Income Fund	249,983	2,112,356
Total Closed-End Funds (identified cost $8,822,712)		$ 6,814,046

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	55	$ 0
		$ 0

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals — 0.0%
Flint Campfire Topco Ltd., Class A(3)(4)(5)	196,320	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	18,441	$ 387,261
Phoenix Services International LLC(4)(5)	16,081	152,769
Phoenix Services International LLC(4)(5)	1,467	13,937
		$ 553,967
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	2,650	$ 37,153
		$ 37,153
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	14,009	$ 211,886
		$ 211,886
Health Care — 0.1%
Envision Parent, Inc.(4)(5)	44,965	$ 472,132
		$ 472,132
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	74,131	$ 611,581
Serta SSB Equipment Co.(3)(4)(5)	74,131	0
		$ 611,581
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	14,087	$ 33,985
Jubilee Topco Ltd., Class A(3)(4)(5)	458,953	0
		$ 33,985
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(4)(5)	501	$ 255
Covis Midco 1 SARL, Class B(4)(5)	501	255
Covis Midco 1 SARL, Class C(4)(5)	501	256
Covis Midco 1 SARL, Class D(4)(5)	501	256
Covis Midco 1 SARL, Class E(4)(5)	501	256
Mallinckrodt International Finance SA(4)(5)	27,357	1,012,209
		$ 1,013,487
Retailers (Except Food and Drug) — 0.0%(6)
Phillips Feed Service, Inc.(3)(4)(5)	556	$ 35,497
		$ 35,497
Security	Shares	Value
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $5,435,344)		$ 2,969,688

Corporate Bonds — 6.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc., 4.875%, 5/1/29	$625	$ 584,843
		$ 584,843
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 999,134
		$ 999,134
Building and Development — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 611,519
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	598,358
		$ 1,209,877
Business Equipment and Services — 0.5%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	$1,000	$ 991,225
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)	93	92,894
5.75%, 4/15/26(1)	700	700,340
		$ 1,784,459
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 543,969
		$ 543,969
Chemicals and Plastics — 0.3%
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	$1,000	$ 996,034
		$ 996,034

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 612,359
		$ 612,359
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$602	$ 575,681
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	976,164
		$ 1,551,845
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 453,081
		$ 453,081
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 566,020
		$ 566,020
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,026,871
		$ 1,026,871
Financial Intermediaries — 0.2%
Ford Motor Credit Co. LLC, 3.815%, 11/2/27	$1,000	$ 939,317
		$ 939,317
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 565,243
		$ 565,243
Health Care — 0.8%
Centene Corp., 3.375%, 2/15/30	$977	$ 875,768
LifePoint Health, Inc., 5.375%, 1/15/29(1)	625	494,740
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,026,945
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	625	546,737
		$ 2,944,190
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 564,535
		$ 564,535
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 610,712
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
AmWINS Group, Inc., 4.875%, 6/30/29(1)	$600	$ 560,546
		$ 1,171,258
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 542,240
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	603,062
		$ 1,145,302
Media — 0.1%
Audacy Capital Corp., 6.50%, 5/1/27(1)(7)	$625	$ 28,125
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(7)	0(8)	17
iHeartCommunications, Inc.:
6.375%, 5/1/26	208	178,584
8.375%, 5/1/27	376	233,597
		$ 440,323
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$474	$ 472,112
		$ 472,112
Oil and Gas — 0.4%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	$1,000	$ 993,340
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	625	617,315
		$ 1,610,655
Pipelines — 0.2%
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	$625	$ 583,122
		$ 583,122
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$625	$ 581,412
		$ 581,412
Retail — 0.0%(6)
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$54	$ 58,035
		$ 58,035
Retailers (Except Food and Drug) — 0.3%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 506,123
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	500	483,721
		$ 989,844

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 558,949
		$ 558,949
Telecommunications — 0.3%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	$1,000	$ 978,073
		$ 978,073
Utilities — 0.2%
NRG Energy, Inc., 3.625%, 2/15/31(1)	$1,000	$ 858,608
		$ 858,608
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd., 9.00%, 5/25/27	$550	$ 512,875
		$ 512,875
Total Corporate Bonds (identified cost $26,077,296)		$ 25,302,345

Senior Floating-Rate Loans — 135.9%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.3%
Aernnova Aerospace SAU:
Term Loan, 6.916%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	102	$ 109,173
Term Loan, 6.955%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	398	425,774
AI Convoy (Luxembourg) SARL, Term Loan, 7.612%, (3 mo. EURIBOR + 3.75%), 1/18/27	EUR	400	430,335
Dynasty Acquisition Co., Inc.:
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28		2,439	2,445,262
Term Loan, 9.333%, (SOFR + 4.00%), 8/24/28		1,045	1,047,970
IAP Worldwide Services, Inc., Term Loan - Second Lien, 12.152%, (3 mo. USD LIBOR + 6.50%), 7/18/23(3)		391	307,690
			$ 4,766,204
Airlines — 0.8%
American Airlines, Inc., Term Loan, 10.329%, (SOFR + 4.75%), 4/20/28		2,571	$ 2,638,308
Mileage Plus Holdings LLC, Term Loan, 10.77%, (SOFR + 5.25%), 6/21/27		525	541,705
			$ 3,180,013
Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods — 0.7%
Gloves Buyer, Inc.:
Term Loan, 9.447%, (SOFR + 4.00%), 12/29/27		1,610	$ 1,605,969
Term Loan, 10.447%, (SOFR + 5.00%), 12/29/27		622	618,766
Hanesbrands, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 3/8/30		347	345,312
			$ 2,570,047
Auto Components — 3.6%
Adient U.S. LLC, Term Loan, 8.083%, (SOFR + 2.75%), 1/31/31		1,562	$ 1,566,082
Autokiniton U.S. Holdings, Inc., Term Loan, 9.45%, (SOFR + 4.00%), 4/6/28		3,124	3,129,522
Clarios Global LP:
Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	630	683,099
Term Loan, 8.333%, (SOFR + 3.00%), 5/6/30		2,070	2,073,046
DexKo Global, Inc.:
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	240	258,375
Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	535	576,794
Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28		688	684,694
Garrett LX I SARL, Term Loan, 8.824%, (SOFR + 3.25%), 4/30/28		709	711,050
Garrett Motion, Inc., Term Loan, 9.813%, (SOFR + 4.50%), 4/30/28		679	680,268
LSF12 Badger Bidco LLC, Term Loan, 11.333%, (SOFR + 6.00%), 8/30/30		300	299,812
LTI Holdings, Inc., Term Loan, 10.197%, (SOFR + 4.75%), 7/24/26		538	525,184
RealTruck Group, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 1/31/28		1,809	1,784,621
Term Loan, 10.447%, (SOFR + 5.00%), 1/31/28		675	665,719
			$ 13,638,266
Automobiles — 0.5%
MajorDrive Holdings IV LLC:
Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28		609	$ 606,042
Term Loan, 10.998%, (SOFR + 5.50%), 6/1/29		1,449	1,456,434
			$ 2,062,476
Beverages — 1.1%
Arterra Wines Canada, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/24/27		970	$ 910,588

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Beverages (continued)
City Brewing Co. LLC, Term Loan, 9.078%, (SOFR + 3.50%), 4/5/28	1,182	$ 902,934
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28	2,389	2,352,776
		$ 4,166,298
Biotechnology — 0.2%
Alkermes, Inc., Term Loan, 7.951%, (SOFR + 2.50%), 3/12/26	337	$ 336,460
Alltech, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 10/13/28	392	389,550
		$ 726,010
Building Products — 1.9%
Cornerstone Building Brands, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 4/12/28	2,779	$ 2,762,884
LHS Borrower LLC, Term Loan, 10.183%, (SOFR + 4.75%), 2/16/29	1,001	939,860
MI Windows & Doors LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/18/27	2,001	2,003,750
Oscar AcquisitionCo LLC, Term Loan, 9.948%, (SOFR + 4.50%), 4/29/29	790	785,242
Standard Industries, Inc., Term Loan, 7.701%, (SOFR + 2.25%), 9/22/28	915	915,114
		$ 7,406,850
Capital Markets — 5.8%
Advisor Group, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 8/17/28	2,168	$ 2,168,792
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28	1,329	1,325,411
Aretec Group, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 8/9/30	3,936	3,944,015
Citco Funding LLC, Term Loan, 8.422%, (SOFR + 3.25%), 4/27/28	773	776,122
Edelman Financial Center LLC, Term Loan, 8.947%, (SOFR + 3.50%), 4/7/28	2,440	2,430,794
EIG Management Co. LLC, Term Loan, 9.183%, (SOFR + 3.75%), 2/22/25	236	235,625
FinCo I LLC, Term Loan, 8.313%, (SOFR + 3.00%), 6/27/29	1,219	1,221,796
Focus Financial Partners LLC:
Term Loan, 7.837%, (SOFR + 2.50%), 6/30/28	2,926	2,923,267
Term Loan, 8.083%, (SOFR + 2.75%), 6/30/28	1,419	1,415,741
HighTower Holdings LLC, Term Loan, 9.586%, (SOFR + 4.00%), 4/21/28	2,254	2,254,045
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Hudson River Trading LLC, Term Loan, 8.447%, (SOFR + 3.00%), 3/20/28		1,720	$ 1,707,867
Mariner Wealth Advisors LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28		1,639	1,633,434
			$ 22,036,909
Chemicals — 7.3%
Aruba Investments Holdings LLC:
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	486	$ 505,347
Term Loan, 9.433%, (SOFR + 4.00%), 11/24/27		1,448	1,436,241
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 12/20/29		1,824	1,827,687
Charter NEX U.S., Inc., Term Loan, 8.837%, (SOFR + 3.50%), 12/1/27		1,183	1,182,654
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27		674	551,213
Flint Group Midco Ltd., Term Loan, 10.577%, (SOFR + 5.26%), 9.827% cash, 0.75% PIK, 12/31/26		345	316,492
Flint Group Topco Ltd.:
Term Loan, 12.577%, (SOFR + 7.26%), 5.677% cash, 6.90% PIK, 12/31/27		173	128,341
Term Loan - Second Lien, 12.577%, (SOFR + 7.26%), 5.677% cash, 6.90% PIK, 12/31/27		231	27,291
Gemini HDPE LLC, Term Loan, 8.574%, (SOFR + 3.00%), 12/31/27		655	651,771
Groupe Solmax, Inc., Term Loan, 10.234%, (SOFR + 4.75%), 5/29/28(10)		1,463	1,416,341
INEOS Enterprises Holdings II Ltd., Term Loan, 7.955%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	175	189,635
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 9.238%, (SOFR + 3.75%), 7/8/30		1,050	1,039,500
INEOS Finance PLC:
Term Loan, 6.603%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	664,884
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 11/8/27	EUR	4	4,094
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	296,635
Term Loan, 9.087%, (SOFR + 3.75%), 3/14/30		647	646,346
Term Loan, 9.683%, (SOFR + 4.25%), 4/2/29		1,955	1,955,000
INEOS U.S. Finance LLC:
Term Loan, 7.837%, (SOFR + 2.50%), 11/8/28		516	509,123
Term Loan, 8.933%, (SOFR + 3.50%), 2/18/30		721	714,386
Term Loan, 1/31/31(11)		550	546,219
Kraton Corp., Term Loan, 8.896%, (SOFR + 3.25%), 3/15/29		1,135	1,120,682

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Kraton Polymers Holdings BV, Term Loan, 7.204%, (EURIBOR + 3.25%), 3/15/29(10)	EUR	300	$ 319,955
Lonza Group AG, Term Loan, 9.373%, (SOFR + 3.93%), 7/3/28		2,414	2,248,309
Momentive Performance Materials, Inc., Term Loan, 9.833%, (SOFR + 4.50%), 3/29/28		1,789	1,763,643
Olympus Water U.S. Holding Corp.:
Term Loan, 9.36%, (SOFR + 3.75%), 11/9/28		1,470	1,467,163
Term Loan, 9.566%, (SOFR + 4.25%), 11/9/28		768	769,868
Orion Engineered Carbons GmbH, Term Loan, 7.598%, (SOFR + 2.15%), 9/24/28		318	316,893
Rohm Holding GmbH, Term Loan, 10.581%, (SOFR + 5.00%), 7/31/26		1,432	1,327,260
SCUR-Alpha 1503 GmbH, Term Loan, 10.813%, (SOFR + 5.50%), 3/29/30		471	442,570
Starfruit Finco BV, Term Loan, 9.448%, (SOFR + 4.00%), 4/3/28		597	597,466
Tronox Finance LLC, Term Loan, 8.848%, (SOFR + 3.50%), 8/16/28		475	475,594
W.R. Grace & Co.-Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28		2,401	2,405,752
			$ 27,864,355
Commercial Services & Supplies — 4.9%
Albion Financing 3 SARL:
Term Loan, 10.827%, (SOFR + 5.25%), 8/17/26		1,323	$ 1,330,717
Term Loan, 10.878%, (SOFR + 5.50%), 8/17/26		273	274,643
Allied Universal Holdco LLC, Term Loan, 9.183%, (SOFR + 3.75%), 5/12/28		3,840	3,799,849
Belfor Holdings, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 11/1/30		625	625,781
EnergySolutions LLC, Term Loan, 9.313%, (SOFR + 4.00%), 9/20/30		1,554	1,556,525
Foundever Worldwide Corp., Term Loan, 9.197%, (SOFR + 3.75%), 8/28/28		2,273	2,199,393
Garda World Security Corp., Term Loan, 9.725%, (SOFR + 4.25%), 10/30/26		2,408	2,415,069
GFL Environmental, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 5/31/27		28	27,735
Heritage-Crystal Clean, Inc., Term Loan, 10.317%, (SOFR + 5.00%), 10/17/30		700	700,875
LABL, Inc., Term Loan, 10.433%, (SOFR + 5.00%), 10/29/28		613	584,325
Monitronics International, Inc., Term Loan, 13.074%, (SOFR + 7.50%), 6/30/28		1,014	1,020,193
Phoenix Services International LLC, Term Loan, 11.437%, (SOFR + 6.10%), 6/30/28		195	183,129
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Tempo Acquisition LLC, Term Loan, 8.083%, (SOFR + 2.75%), 8/31/28		1,529	$ 1,530,933
TMF Group Holding BV, Term Loan, 9.329%, (SOFR + 4.00%), 5/3/28		375	377,109
TruGreen LP, Term Loan, 9.433%, (SOFR + 4.00%), 11/2/27		2,020	1,955,672
			$ 18,581,948
Construction Materials — 0.7%
Quikrete Holdings, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 3/19/29		2,456	$ 2,458,247
			$ 2,458,247
Consumer Staples Distribution & Retail — 0.5%
Cardenas Markets, Inc., Term Loan, 12.198%, (SOFR + 6.75%), 8/1/29		397	$ 397,636
Peer Holding III BV:
Term Loan, 7.675%, (3 mo. EURIBOR + 3.75%), 9/29/28	EUR	525	569,584
Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30		1,100	1,102,979
			$ 2,070,199
Containers & Packaging — 2.0%
Berlin Packaging LLC, Term Loan, 9.223%, (SOFR + 3.75%), 3/11/28(10)		1,771	$ 1,763,075
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.108%, (SOFR + 3.68%), 4/13/29		2,467	2,455,576
Pretium Packaging LLC, Term Loan - Second Lien, 11.356%, (SOFR + 6.00%), 9.953% cash, 1.403% PIK, 10/2/28(10)		485	399,133
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.208%, (SOFR + 6.75%), 10/1/29		300	132,093
Proampac PG Borrower LLC, Term Loan, 9.821%, (SOFR + 4.50%), 9/15/28		1,125	1,128,282
Trident TPI Holdings, Inc.:
Term Loan, 9.61%, (SOFR + 4.00%), 9/15/28		743	741,469
Term Loan, 9.848%, (SOFR + 4.50%), 9/15/28		1,041	1,041,299
			$ 7,660,927
Distributors — 0.4%
Parts Europe SA, Term Loan, 2/3/31(11)	EUR	1,475	$ 1,599,595
Phillips Feed Service, Inc., Term Loan, 12.433%, (SOFR + 7.00%), 11/13/24(3)		101	80,658
			$ 1,680,253

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 1.5%
Ascend Learning LLC, Term Loan, 8.933%, (SOFR + 3.50%), 12/11/28		539	$ 529,189
Belron Finance U.S. LLC, Term Loan, 7.448%, (SOFR + 2.00%), 4/13/28		900	901,109
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30		2,070	2,075,310
Sotheby's, Term Loan, 10.076%, (SOFR + 4.50%), 1/15/27		776	770,414
Spring Education Group, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 10/4/30		350	350,656
Wand NewCo 3, Inc., Term Loan, 1/30/31(11)		1,250	1,252,441
			$ 5,879,119
Diversified Financial Services — 0.4%
Concorde Midco Ltd., Term Loan, 7.909%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	$ 567,982
Sandy BidCo BV, Term Loan, 8.126%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	925	1,000,335
			$ 1,568,317
Diversified Telecommunication Services — 2.0%
Altice France SA, Term Loan, 10.814%, (SOFR + 5.50%), 8/15/28		1,183	$ 1,077,078
GEE Holdings 2 LLC:
Term Loan, 13.46%, (SOFR + 8.00%), 3/24/25		398	362,483
Term Loan - Second Lien, 13.71%, (SOFR + 9.75%), 5.46% cash, 8.25% PIK, 3/23/26		917	550,023
Virgin Media Bristol LLC, Term Loan, 8.698%, (SOFR + 3.25%), 1/31/29		4,200	4,172,582
Zayo Group Holdings, Inc., Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,386	1,308,018
			$ 7,470,184
Electrical Equipment — 1.2%
AZZ, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 5/13/29		1,288	$ 1,293,583
Brookfield WEC Holdings, Inc., Term Loan, 8.086%, (SOFR + 2.75%), 1/17/31		3,100	3,088,133
			$ 4,381,716
Electronic Equipment, Instruments & Components — 2.9%
Chamberlain Group, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 11/3/28		1,299	$ 1,285,425
Term Loan, 11/3/28(11)		1,175	1,166,065
Creation Technologies, Inc., Term Loan, 11.092%, (SOFR + 5.50%), 10/5/28		1,329	1,292,300
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Ingram Micro, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 6/30/28		2,750	$ 2,752,580
Mirion Technologies, Inc., Term Loan, 8.36%, (SOFR + 2.75%), 10/20/28		502	501,690
MX Holdings U.S., Inc., Term Loan, 8.197%, (SOFR + 2.75%), 7/31/28		249	249,061
Robertshaw U.S. Holding Corp.:
Term Loan, 13.43%, (SOFR + 8.00%), 2/28/27		0(8)	183
Term Loan, 13.43%, (SOFR + 8.00%), 8.430% cash, 5.00% PIK, 2/28/27		987	992,576
Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27		919	758,430
Verifone Systems, Inc., Term Loan, 9.641%, (SOFR + 4.00%), 8/20/25		1,091	1,047,865
Verisure Holding AB:
Term Loan, 6.925%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	775	836,095
Term Loan, 6.945%, (3 mo. EURIBOR + 3.00%), 8/6/26	EUR	300	325,039
			$ 11,207,309
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc., Term Loan, 12.121%, (SOFR + 8.00%), 3/28/24(3)(12)		55	$ 43,639
GIP Pilot Acquisition Partners LP, Term Loan, 8.327%, (SOFR + 3.00%), 10/4/30		475	475,989
			$ 519,628
Engineering & Construction — 0.8%
Aegion Corp., Term Loan, 9.587%, (SOFR + 4.25%), 5/17/28		1,256	$ 1,257,519
American Residential Services LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27		558	557,053
Northstar Group Services, Inc., Term Loan, 10.947%, (SOFR + 5.50%), 11/12/26		1,367	1,367,690
			$ 3,182,262
Entertainment — 1.7%
City Football Group Ltd., Term Loan, 8.451%, (SOFR + 3.00%), 7/21/28		1,960	$ 1,951,832
Crown Finance U.S., Inc., Term Loan, 13.947%, (SOFR + 8.50%), 6.947% cash, 7.00% PIK, 7/31/28		311	314,640
EP Purchaser LLC, Term Loan, 9.11%, (SOFR + 3.50%), 11/6/28		344	341,941
Renaissance Holding Corp., Term Loan, 10.083%, (SOFR + 4.75%), 4/5/30		1,920	1,923,788

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
UFC Holdings LLC, Term Loan, 8.336%, (SOFR + 2.75%), 4/29/26		1,720	$ 1,720,831
Vue International Bidco PLC:
Term Loan, 12.13%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	69	72,889
Term Loan, 12.63%, (6 mo. EURIBOR + 8.50%), 6.13% cash, 6.50% PIK, 12/31/27	EUR	480	176,410
			$ 6,502,331
Equity Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc., Term Loan, 7.587%, (SOFR + 2.25%), 1/31/31		1,050	$ 1,048,360
			$ 1,048,360
Financial Services — 1.4%
GTCR W Merger Sub LLC, Term Loan, 1/31/29(11)		2,975	$ 2,976,595
NCR Atleos LLC, Term Loan, 10.163%, (SOFR + 4.75%), 3/27/29(10)		1,325	1,328,726
Nuvei Technologies Corp., Term Loan, 12/19/30(11)		850	850,212
			$ 5,155,533
Food Products — 1.5%
8th Avenue Food & Provisions, Inc., Term Loan, 10.197%, (SOFR + 4.75%), 10/1/25		489	$ 476,226
Badger Buyer Corp., Term Loan, 8.951%, (SOFR + 3.50%), 9/30/24		328	305,156
CHG PPC Parent LLC, Term Loan, 8.447%, (SOFR + 3.00%), 12/8/28		393	393,452
Del Monte Foods, Inc., Term Loan, 9.683%, (SOFR + 4.25%), 5/16/29		891	804,058
Nomad Foods U.S. LLC, Term Loan, 11/13/29(11)		2,000	2,003,626
Shearer's Foods, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 9/23/27		387	387,567
Term Loan, 1/31/31(11)		750	742,500
United Petfood Finance BV, Term Loan, 6.852%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	700	749,241
			$ 5,861,826
Gas Utilities — 0.7%
CQP Holdco LP, Term Loan, 8.348%, (SOFR + 3.00%), 12/31/30		2,620	$ 2,618,790
			$ 2,618,790
Health Care Equipment & Supplies — 1.7%
Bayou Intermediate II LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28		1,530	$ 1,468,985
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 9.701%, (SOFR + 4.25%), 3/1/28		2,488	$ 2,443,825
Medline Borrower LP, Term Loan, 8.451%, (SOFR + 3.00%), 10/23/28		2,456	2,456,122
			$ 6,368,932
Health Care Providers & Services — 8.9%
AEA International Holdings (Lux) SARL, Term Loan, 8.819%, (SOFR + 3.50%), 9/7/28		1,600	$ 1,602,924
Biogroup-LCD, Term Loan, 7.216%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	225	240,859
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.348%, (SOFR + 8.00%), 1/15/26		2,174	1,859,117
Cano Health LLC, Term Loan, 9.463%, (SOFR + 4.00%), 11/23/27(10)		2,443	1,017,740
CCRR Parent, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28		2,544	2,442,490
Cerba Healthcare SAS:
Term Loan, 7.553%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	450	454,965
Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 2/16/29	EUR	500	510,518
CHG Healthcare Services, Inc.:
Term Loan, 8.697%, (SOFR + 3.25%), 9/29/28		1,647	1,643,359
Term Loan, 9.083%, (SOFR + 3.75%), 9/29/28		400	400,500
CNT Holdings I Corp., Term Loan, 8.827%, (SOFR + 3.50%), 11/8/27		1,511	1,510,462
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(7)		617	233,670
Electron BidCo, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 11/1/28		663	663,188
Ensemble RCM LLC, Term Loan, 8.317%, (SOFR + 3.00%), 8/1/29		330	329,847
IVC Acquisition Ltd.:
Term Loan, 9.071%, (3 mo. EURIBOR + 5.00%), 11/13/26	EUR	1,325	1,438,192
Term Loan, 10.886%, (SOFR + 5.50%), 11/17/28		1,050	1,053,063
LSCS Holdings, Inc., Term Loan, 9.947%, (SOFR + 4.61%), 12/16/28		613	603,057
Medical Solutions Holdings, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 11/1/28		2,467	2,233,152
National Mentor Holdings, Inc.:
Term Loan, 9.186%, (SOFR + 3.75%), 3/2/28(10)		1,576	1,441,514
Term Loan, 9.198%, (SOFR + 3.75%), 3/2/28		46	42,377
Option Care Health, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 10/27/28		343	343,900
Pacific Dental Services LLC, Term Loan, 8.947%, (SOFR + 3.50%), 5/5/28		735	736,608

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Phoenix Guarantor, Inc.:
Term Loan, 8.697%, (SOFR + 3.25%), 3/5/26		2,924	$ 2,918,841
Term Loan, 8.947%, (SOFR + 3.50%), 3/5/26		1,414	1,411,233
R1 RCM, Inc., Term Loan, 6/21/29(11)		225	225,506
Radnet Management, Inc., Term Loan, 8.574%, (SOFR + 3.00%), 4/21/28		2,340	2,345,275
Sound Inpatient Physicians, Term Loan, 8.447%, (SOFR + 3.00%), 6/27/25		425	143,894
Surgery Center Holdings, Inc., Term Loan, 8.835%, (SOFR + 3.50%), 12/19/30		2,203	2,209,341
Synlab Bondco PLC:
Term Loan, 6.361%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	323,045
Term Loan, 12/12/30(11)	EUR	525	570,471
TTF Holdings LLC, Term Loan, 3/31/28(11)		2,000	2,004,166
U.S. Anesthesia Partners, Inc., Term Loan, 9.717%, (SOFR + 4.25%), 10/1/28		904	856,215
			$ 33,809,489
Health Care Technology — 3.3%
athenahealth Group, Inc., Term Loan, 8.583%, (SOFR + 3.25%), 2/15/29		1,772	$ 1,750,477
Certara LP, Term Loan, 9.15%, (SOFR + 3.50%), 8/15/26		938	940,378
eResearchTechnology, Inc., Term Loan, 9.947%, (SOFR + 4.50%), 2/4/27		316	315,435
Imprivata, Inc.:
Term Loan, 9.087%, (SOFR + 3.75%), 12/1/27		2,123	2,127,250
Term Loan, 9.563%, (SOFR + 4.25%), 12/1/27		197	197,277
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.447%, (SOFR + 4.00%), 12/18/28		933	788,702
Term Loan - Second Lien, 12.201%, (SOFR + 6.75%), 12/17/29		600	366,000
Navicure, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 10/22/26		1,384	1,386,646
PointClickCare Technologies, Inc., Term Loan, 8.61%, (SOFR + 3.00%), 12/29/27		608	608,952
Project Ruby Ultimate Parent Corp., Term Loan, 8.697%, (SOFR + 3.25%), 3/10/28		1,094	1,090,546
Symplr Software, Inc., Term Loan, 9.913%, (SOFR + 4.50%), 12/22/27		1,696	1,544,090
Verscend Holding Corp., Term Loan, 9.447%, (SOFR + 4.00%), 8/27/25		1,435	1,437,974
			$ 12,553,727
Hotels, Restaurants & Leisure — 5.8%
Caesars Entertainment, Inc., Term Loan, 1/24/31(11)		2,325	$ 2,324,031
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp., Term Loan, 8.697%, (SOFR + 3.25%), 10/18/28	3,239	$ 3,242,973
ClubCorp Holdings, Inc., Term Loan, 10.61%, (SOFR + 5.00%), 9/18/26	1,377	1,361,094
Fertitta Entertainment LLC, Term Loan, 9.333%, (SOFR + 4.00%), 1/27/29	1,985	1,982,276
Flutter Financing BV, Term Loan, 7.698%, (SOFR + 2.25%), 11/25/30	3,150	3,145,407
Great Canadian Gaming Corp., Term Loan, 9.633%, (SOFR + 4.00%), 11/1/26	1,502	1,504,003
IRB Holding Corp., Term Loan, 8.206%, (SOFR + 2.75%), 12/15/27	2,432	2,427,431
Ontario Gaming GTA LP, Term Loan, 9.598%, (SOFR + 4.25%), 8/1/30	400	401,125
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.883%, (SOFR + 8.25%), 6/23/26	380	355,096
Playa Resorts Holding BV, Term Loan, 8.582%, (SOFR + 3.25%), 1/5/29	2,030	2,030,663
Scientific Games Holdings LP, Term Loan, 8.58%, (SOFR + 3.25%), 4/4/29	1,980	1,967,025
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.833%, (SOFR + 2.50%), 8/25/28	733	733,125
Wyndham Hotels & Resorts, Inc., Term Loan, 7.683%, (SOFR + 2.25%), 5/24/30	796	797,534
		$ 22,271,783
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28	1,901	$ 1,649,675
Libbey Glass, Inc., Term Loan, 11.974%, (SOFR + 6.50%), 11/22/27	671	640,663
Serta Simmons Bedding, Inc., Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28	1,432	1,350,065
Solis IV BV, Term Loan, 8.88%, (SOFR + 3.50%), 2/26/29	1,977	1,948,117
		$ 5,588,520
Household Products — 0.7%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.36%, (SOFR + 3.75%), 12/22/26	1,757	$ 1,759,772
Term Loan, 11.538%, (SOFR + 6.00%), 12/22/26	785	789,114
		$ 2,548,886
Industrials Conglomerates — 0.6%
Kohler Energy Co. LLC, Term Loan, 1/30/31(11)	2,325	$ 2,266,875
		$ 2,266,875

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 2.6%
Alliant Holdings Intermediate LLC, Term Loan, 8.833%, (SOFR + 3.50%), 11/6/30		886	$ 888,625
AmWINS Group, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 2/19/28		644	643,232
AssuredPartners, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 2/12/27		1,364	1,362,228
Term Loan, 8.947%, (SOFR + 3.50%), 2/12/27		1,365	1,363,152
Financiere CEP SAS, Term Loan, 7.885%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	541,645
NFP Corp., Term Loan, 8.697%, (SOFR + 3.25%), 2/16/27		2,144	2,150,333
Ryan Specialty Group LLC, Term Loan, 8.083%, (SOFR + 2.75%), 9/1/27		2,924	2,929,185
			$ 9,878,400
Interactive Media & Services — 1.5%
Adevinta ASA:
Term Loan, 6.425%, (3 mo. EURIBOR + 2.50%), 6/26/28	EUR	748	$ 810,808
Term Loan, 8.362%, (SOFR + 2.75%), 6/26/28		124	124,425
Arches Buyer, Inc., Term Loan, 8.683%, (SOFR + 3.25%), 12/6/27		1,980	1,936,288
Buzz Finco LLC, Term Loan, 8.183%, (SOFR + 2.75%), 1/29/27		529	529,044
Foundational Education Group, Inc., Term Loan, 9.324%, (SOFR + 3.75%), 8/31/28		1,446	1,422,011
Getty Images, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26		995	996,142
			$ 5,818,718
IT Services — 6.5%
Asurion LLC:
Term Loan, 8.697%, (SOFR + 3.25%), 12/23/26		1,145	$ 1,141,828
Term Loan, 8.697%, (SOFR + 3.25%), 7/31/27		1,462	1,443,342
Term Loan, 9.433%, (SOFR + 4.00%), 8/19/28		1,095	1,083,072
Term Loan - Second Lien, 10.697%, (SOFR + 5.25%), 1/31/28		1,830	1,756,800
Term Loan - Second Lien, 10.697%, (SOFR + 5.25%), 1/20/29		1,400	1,330,766
Endure Digital, Inc., Term Loan, 9.422%, (SOFR + 3.50%), 2/10/28		3,985	3,870,884
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27		3,805	3,706,881
Go Daddy Operating Co. LLC, Term Loan, 7.333%, (SOFR + 2.00%), 11/9/29		2,160	2,159,892
Indy US Bidco LLC, Term Loan, 7.603%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	585	614,740
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
NAB Holdings LLC, Term Loan, 8.248%, (SOFR + 2.75%), 11/23/28		3,141	$ 3,142,783
Rackspace Technology Global, Inc., Term Loan, 8.208%, (SOFR + 2.75%), 2/15/28		4,457	1,925,549
Sedgwick Claims Management Services, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 2/24/28		1,124	1,125,298
Skopima Merger Sub, Inc., Term Loan, 9.447%, (SOFR + 4.00%), 5/12/28		1,491	1,484,981
			$ 24,786,816
Leisure Products — 0.7%
Amer Sports OYJ, Term Loan, 7.853%, (1 mo. EURIBOR + 4.00%), 3/30/26	EUR	1,650	$ 1,788,728
Fender Musical Instruments Corp., Term Loan, 9.437%, (SOFR + 4.00%), 12/1/28		269	261,796
Recess Holdings, Inc., Term Loan, 9.388%, (SOFR + 4.00%), 3/29/27		599	598,500
			$ 2,649,024
Life Sciences Tools & Services — 2.0%
Cambrex Corp., Term Loan, 8.933%, (SOFR + 3.50%), 12/4/26		289	$ 283,113
Catalent Pharma Solutions, Inc., Term Loan, 8.335%, (SOFR + 3.00%), 2/22/28		275	274,656
Curia Global, Inc., Term Loan, 9.163%, (SOFR + 3.75%), 8/30/26(10)		1,822	1,678,167
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31		1,350	1,353,938
LGC Group Holdings Ltd., Term Loan, 7.103%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	475	500,713
Loire Finco Luxembourg SARL, Term Loan, 8.933%, (SOFR + 3.50%), 4/21/27		314	308,310
Packaging Coordinators Midco, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27		1,344	1,341,407
Sotera Health Holdings LLC, Term Loan, 8.197%, (SOFR + 2.75%), 12/11/26		625	624,739
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30		1,400	1,369,889
			$ 7,734,932
Machinery — 8.4%
AI Aqua Merger Sub, Inc., Term Loan, 9.105%, (SOFR + 3.75%), 7/31/28		2,167	$ 2,156,165
Alliance Laundry Systems LLC, Term Loan, 8.927%, (SOFR + 3.50%), 10/8/27(10)		1,931	1,932,614
American Trailer World Corp., Term Loan, 9.183%, (SOFR + 3.75%), 3/3/28		1,261	1,235,581

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC, Term Loan, 10.687%, (SOFR + 5.25%), 2/8/29		2,062	$ 1,830,877
Barnes Group, Inc., Term Loan, 8.433%, (SOFR + 3.00%), 9/3/30		524	524,179
Clark Equipment Co., Term Loan, 7.948%, (SOFR + 2.50%), 4/20/29		871	872,749
Conair Holdings LLC, Term Loan, 9.197%, (SOFR + 3.75%), 5/17/28		2,151	2,096,353
CPM Holdings, Inc., Term Loan, 9.853%, (SOFR + 4.50%), 9/28/28		1,908	1,912,595
EMRLD Borrower LP, Term Loan, 8.313%, (SOFR + 3.00%), 5/31/30		1,097	1,099,013
Engineered Machinery Holdings, Inc., Term Loan, 9.36%, (SOFR + 3.50%), 5/19/28		3,109	3,094,967
Filtration Group Corp., Term Loan, 8.947%, (SOFR + 3.50%), 10/21/28		635	635,693
Gates Global LLC, Term Loan, 7.933%, (SOFR + 2.50%), 3/31/27		2,510	2,511,024
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28		713	708,921
Madison IAQ LLC, Term Loan, 8.701%, (SOFR + 3.25%), 6/21/28		2,438	2,422,266
Pro Mach Group, Inc., Term Loan, 9.083%, (SOFR + 3.75%), 8/31/28		1,489	1,493,178
Roper Industrial Products Investment Co. LLC, Term Loan, 9.348%, (SOFR + 4.00%), 11/22/29		1,315	1,317,053
SPX Flow, Inc., Term Loan, 9.933%, (SOFR + 4.50%), 4/5/29		1,917	1,918,907
Titan Acquisition Ltd., Term Loan, 8.447%, (SOFR + 3.00%), 3/28/25		1,953	1,953,368
TK Elevator Topco GmbH, Term Loan, 7.491%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	500	541,626
Vertical U.S. Newco, Inc., Term Loan, 9.081%, (SOFR + 3.50%), 7/30/27		1,186	1,187,335
Zephyr German BidCo GmbH, Term Loan, 7.775%, (3 mo. EURIBOR + 3.85%), 3/10/28	EUR	600	636,557
			$ 32,081,021
Media — 1.7%
Aragorn Parent Corp., Term Loan, 9.583%, (SOFR + 4.25%), 6/15/28		1,310	$ 1,314,224
Gray Television, Inc.:
Term Loan, 7.967%, (SOFR + 2.50%), 1/2/26		595	594,803
Term Loan, 8.467%, (SOFR + 3.00%), 12/1/28		809	803,807
Hubbard Radio LLC, Term Loan, 9.70%, (SOFR + 4.25%), 3/28/25		527	411,205
MJH Healthcare Holdings LLC, Term Loan, 8.933%, (SOFR + 3.50%), 1/28/29		246	244,780
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Nexstar Broadcasting, Inc., Term Loan, 7.951%, (SOFR + 2.50%), 9/18/26	255	$ 255,017
Sinclair Television Group, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 9/30/26	574	563,297
Univision Communications, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 3/15/26	2,145	2,146,193
		$ 6,333,326
Metals/Mining — 0.7%
Arsenal AIC Parent LLC, Term Loan, 9.833%, (SOFR + 4.50%), 8/18/30	748	$ 749,762
Dynacast International LLC, Term Loan, 14.488%, (SOFR + 9.00%), 10/22/25	328	236,882
PMHC II, Inc., Term Loan, 9.723%, (SOFR + 4.25%), 4/23/29	1,188	1,136,004
WireCo WorldGroup, Inc., Term Loan, 9.068%, (SOFR + 3.75%), 11/13/28	371	372,331
		$ 2,494,979
Oil, Gas & Consumable Fuels — 2.2%
Freeport LNG Investments LLP, Term Loan, 9.079%, (SOFR + 3.50%), 12/21/28	584	$ 577,800
ITT Holdings LLC, Term Loan, 8.587%, (SOFR + 3.25%), 10/5/30	823	822,037
Matador Bidco SARL, Term Loan, 9.933%, (SOFR + 4.50%), 10/15/26	3,306	3,323,291
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.708%, (SOFR + 3.25%), 10/5/28	877	877,306
Oxbow Carbon LLC, Term Loan, 9.44%, (SOFR + 4.00%), 5/10/30(10)	522	522,157
UGI Energy Services LLC, Term Loan, 8.683%, (SOFR + 3.25%), 2/22/30	2,370	2,374,704
		$ 8,497,295
Personal Products — 0.5%
Olaplex, Inc., Term Loan, 8.933%, (SOFR + 3.50%), 2/23/29	990	$ 924,033
Sunshine Luxembourg VII SARL, Term Loan, 8.948%, (SOFR + 3.50%), 10/1/26	1,118	1,120,239
		$ 2,044,272
Pharmaceuticals — 1.8%
Bausch Health Cos., Inc., Term Loan, 10.687%, (SOFR + 5.25%), 2/1/27	1,586	$ 1,255,652
Ceva Sante Animale, Term Loan, 9.616%, (SOFR + 4.25%), 11/1/30	400	402,500

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, Term Loan, 8.447%, (SOFR + 3.00%), 5/5/28		2,196	$ 2,196,937
Mallinckrodt International Finance SA:
Term Loan, 12.833%, (SOFR + 7.50%), 11/14/28		376	419,073
Term Loan - Second Lien, 14.833%, (SOFR + 9.50%), 11/14/28		2,132	2,295,003
PharmaZell GmbH, Term Loan, 7.925%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	132,414
			$ 6,701,579
Professional Services — 5.2%
AlixPartners LLP:
Term Loan, 7.175%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	486	$ 526,710
Term Loan, 8.197%, (SOFR + 2.75%), 2/4/28		547	547,642
APFS Staffing Holdings, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 12/29/28		246	243,987
Apleona Holding GmbH, Term Loan, 6.612%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	750	805,662
ASGN, Inc., Term Loan, 7.583%, (SOFR + 2.25%), 8/30/30		374	376,128
Camelot U.S. Acquisition LLC, Term Loan, 8.083%, (SOFR + 2.75%), 1/25/31		2,807	2,801,587
CoreLogic, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28		2,823	2,717,567
Corporation Service Co., Term Loan, 8.183%, (SOFR + 2.75%), 11/2/29		259	259,755
Deerfield Dakota Holding LLC, Term Loan, 9.098%, (SOFR + 3.75%), 4/9/27		2,077	2,042,825
EAB Global, Inc., Term Loan, 8.947%, (SOFR + 3.50%), 8/16/28		1,492	1,491,186
Employbridge Holding Co., Term Loan, 10.343%, (SOFR + 4.75%), 7/19/28		1,960	1,680,646
Genuine Financial Holdings LLC, Term Loan, 9.333%, (SOFR + 4.00%), 9/27/30		399	398,501
Neptune Bidco U.S., Inc., Term Loan, 10.423%, (SOFR + 5.00%), 4/11/29		1,836	1,691,673
Rockwood Service Corp., Term Loan, 9.697%, (SOFR + 4.25%), 1/23/27		1,069	1,074,007
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 6.28%, (3 mo. EURIBOR + 2.38%), 7/15/25	EUR	739	801,374
Vaco Holdings LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29		1,240	1,236,049
Wood Mackenzie Ltd., Term Loan, 1/31/31(11)		1,225	1,221,938
			$ 19,917,237
Borrower/Description	Principal Amount* (000's omitted)		Value
Real Estate Management & Development — 0.4%
Greystar Real Estate Partners LLC, Term Loan, 9.125%, (SOFR + 3.75%), 8/21/30		599	$ 599,248
Homeserve USA Holding Corp., Term Loan, 8.337%, (SOFR + 3.00%), 10/21/30		925	925,771
			$ 1,525,019
Road & Rail — 1.9%
First Student Bidco, Inc.:
Term Loan, 8.36%, (SOFR + 3.00%), 7/21/28		383	$ 379,062
Term Loan, 8.61%, (SOFR + 3.00%), 7/21/28		1,263	1,249,727
Grab Holdings, Inc., Term Loan, 9.947%, (SOFR + 4.50%), 1/29/26		1,014	1,014,327
Hertz Corp.:
Term Loan, 9.082%, (SOFR + 3.75%), 6/30/28		750	746,836
Term Loan, 6/30/28(11)		1,259	1,246,557
Term Loan, 6/30/28(11)		241	239,005
Kenan Advantage Group, Inc., Term Loan, 9.086%, (SOFR + 3.75%), 1/25/29		2,352	2,348,576
			$ 7,224,090
Semiconductors & Semiconductor Equipment — 0.8%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		1,801	$ 1,800,963
Term Loan - Second Lien, 10.399%, (SOFR + 5.60%), 2/1/30		450	447,375
Bright Bidco BV, Term Loan, 14.317%, (SOFR + 9.00%), 6.317% cash, 8.00% PIK, 10/31/27		454	143,476
Entegris, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 7/6/29(10)		654	654,431
			$ 3,046,245
Software — 20.8%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26		645	$ 647,746
AppLovin Corp., Term Loan, 8.433%, (SOFR + 3.10%), 8/16/30		1,798	1,800,110
AQA Acquisition Holding, Inc., Term Loan, 9.824%, (SOFR + 4.25%), 3/3/28		878	875,672
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28		920	559,489
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29		1,425	595,981
Banff Merger Sub, Inc.:
Term Loan, 8.353%, (1 mo. EURIBOR + 4.50%), 12/29/28	EUR	264	285,650
Term Loan, 9.583%, (SOFR + 4.25%), 12/29/28		3,686	3,695,174

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29	2,035	$ 2,040,560
CentralSquare Technologies LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25	1,455	1,420,957
Ceridian HCM Holding, Inc., Term Loan, 7.947%, (SOFR + 2.50%), 4/30/25	870	872,798
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 3/30/29(10)	2,981	2,928,458
Cloudera, Inc.:
Term Loan, 9.183%, (SOFR + 3.75%), 10/8/28	2,951	2,929,211
Term Loan - Second Lien, 11.433%, (SOFR + 6.00%), 10/8/29	650	630,771
Cornerstone OnDemand, Inc., Term Loan, 9.197%, (SOFR + 3.75%), 10/16/28	1,130	1,100,922
Delta TopCo, Inc.:
Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	1,401	1,398,650
Term Loan - Second Lien, 12.621%, (SOFR + 7.25%), 12/1/28	2,025	2,031,117
E2open LLC, Term Loan, 8.947%, (SOFR + 3.50%), 2/4/28	853	854,568
ECI Macola Max Holding LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27	1,262	1,262,011
Epicor Software Corp.:
Term Loan, 8.697%, (SOFR + 3.25%), 7/30/27	2,222	2,226,329
Term Loan, 9.083%, (SOFR + 3.75%), 7/30/27	825	830,878
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27	1,490	1,423,915
GoTo Group, Inc., Term Loan, 10.183%, (SOFR + 4.75%), 8/31/27	1,819	911,648
Greeneden U.S. Holdings II LLC, Term Loan, 9.447%, (SOFR + 4.00%), 12/1/27	2,287	2,291,815
iSolved, Inc., Term Loan, 5.484%, (SOFR + 4.00%), 10/14/30	500	501,875
Ivanti Software, Inc., Term Loan, 9.839%, (SOFR + 4.25%), 12/1/27	1,302	1,242,831
Magenta Buyer LLC:
Term Loan, 10.574%, (SOFR + 5.00%), 7/27/28	2,019	1,323,866
Term Loan - Second Lien, 13.824%, (SOFR + 8.25%), 7/27/29	575	208,437
Marcel LUX IV SARL, Term Loan, 9.82%, (SOFR + 4.50%), 11/11/30	1,275	1,281,640
Maverick Bidco, Inc., Term Loan, 9.213%, (SOFR + 3.75%), 5/18/28	842	840,279
McAfee LLC, Term Loan, 9.203%, (SOFR + 3.75%), 3/1/29	2,413	2,396,282
Mosel Bidco SE, Term Loan, 10.098%, (SOFR + 4.75%), 9/16/30	250	250,312
OceanKey (U.S.) II Corp., Term Loan, 8.933%, (SOFR + 3.50%), 12/15/28	540	531,172
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Open Text Corp., Term Loan, 8.183%, (SOFR + 2.75%), 1/31/30		1,910	$ 1,912,960
Polaris Newco LLC, Term Loan, 9.574%, (SOFR + 4.00%), 6/2/28		2,615	2,554,345
Proofpoint, Inc., Term Loan, 8.697%, (SOFR + 3.25%), 8/31/28		2,940	2,925,606
Quartz AcquireCo LLC, Term Loan, 8.833%, (SOFR + 3.50%), 6/28/30		748	748,125
Quest Software U.S. Holdings, Inc., Term Loan, 9.713%, (SOFR + 4.25%), 2/1/29		1,762	1,395,568
RealPage, Inc., Term Loan, 8.447%, (SOFR + 3.00%), 4/24/28		4,545	4,453,177
Redstone Holdco 2 LP, Term Loan, 10.201%, (SOFR + 4.75%), 4/27/28		1,376	1,143,412
Sabre GLBL, Inc.:
Term Loan, 8.947%, (SOFR + 3.50%), 12/17/27		1,472	1,338,335
Term Loan, 8.947%, (SOFR + 3.50%), 12/17/27		940	854,265
Term Loan, 9.683%, (SOFR + 4.25%), 6/30/28		881	805,837
Skillsoft Corp., Term Loan, 10.696%, (SOFR + 5.25%), 7/14/28		1,488	1,394,982
SolarWinds Holdings, Inc., Term Loan, 8.586%, (SOFR + 3.25%), 2/5/27		1,763	1,767,032
Sophia LP, Term Loan, 8.933%, (SOFR + 3.50%), 10/7/27		4,117	4,116,459
Ultimate Software Group, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 5/4/26		4,148	4,150,830
Term Loan, 9.163%, (SOFR + 3.75%), 5/4/26		1,530	1,531,486
Veritas U.S., Inc.:
Term Loan, 8.675%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	314	283,553
Term Loan, 10.447%, (SOFR + 5.00%), 9/1/25		2,147	1,860,261
Vision Solutions, Inc., Term Loan, 9.586%, (SOFR + 4.00%), 4/24/28		3,838	3,790,387
			$ 79,217,744
Specialty Retail — 4.4%
Boels Topholding BV, Term Loan, 7.216%, (EURIBOR + 3.25%), 2/6/27(10)	EUR	496	$ 537,496
Great Outdoors Group LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/6/28		2,619	2,617,981
Harbor Freight Tools USA, Inc., Term Loan, 8.197%, (SOFR + 2.75%), 10/19/27		3,184	3,152,728
Hoya Midco LLC, Term Loan, 8.563%, (SOFR + 3.25%), 2/3/29		928	931,439
Les Schwab Tire Centers, Term Loan, 8.708%, (SOFR + 3.25%), 11/2/27		4,376	4,376,896
LIDS Holdings, Inc., Term Loan, 11.028%, (SOFR + 5.50%), 12/14/26		338	332,859

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Mattress Firm, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 9/25/28		1,820	$ 1,811,300
PetSmart, Inc., Term Loan, 9.183%, (SOFR + 3.75%), 2/11/28		2,974	2,964,148
			$ 16,724,847
Trading Companies & Distributors — 3.4%
DXP Enterprises, Inc., Term Loan, 10.291%, (SOFR + 4.75%), 10/11/30		698	$ 700,651
Foundation Building Materials Holding Co. LLC, Term Loan, 1/29/31(11)		1,275	1,270,484
Patagonia Bidco Ltd., Term Loan, 10.437%, (SONIA + 5.25%), 11/1/28	GBP	1,325	1,542,740
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28		4,133	3,701,986
SRS Distribution, Inc.:
Term Loan, 8.683%, (SOFR + 3.25%), 6/2/28		319	316,828
Term Loan, 8.947%, (SOFR + 3.50%), 6/2/28		2,309	2,300,220
White Cap Buyer LLC, Term Loan, 9.083%, (SOFR + 3.75%), 10/19/27		2,105	2,105,953
Windsor Holdings III LLC, Term Loan, 9.848%, (SOFR + 4.50%), 8/1/30		1,147	1,150,227
			$ 13,089,089
Transportation Infrastructure — 1.0%
Brown Group Holding LLC:
Term Loan, 8.183%, (SOFR + 2.75%), 6/7/28		2,142	$ 2,129,958
Term Loan, 8.374%, (SOFR + 3.00%), 7/2/29(10)		222	221,672
KKR Apple Bidco LLC, Term Loan, 8.197%, (SOFR + 2.75%), 9/22/28		1,617	1,609,800
			$ 3,961,430
Wireless Telecommunication Services — 0.7%
CCI Buyer, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 12/17/27		367	$ 366,984
Digicel International Finance Ltd., Term Loan, 10.469%, (SOFR + 5.15%), 5/25/27		1,406	1,344,161
SBA Senior Finance II LLC, Term Loan, 7.34%, (SOFR + 2.00%), 1/25/31		750	749,114
			$ 2,460,259
Total Senior Floating-Rate Loans (identified cost $530,335,808)			$ 517,858,911

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(13)	6,552,277	$ 6,552,277
Total Short-Term Investments (identified cost $6,552,277)		$ 6,552,277
Total Investments — 154.9% (identified cost $608,600,444)		$ 590,268,446
Less Unfunded Loan Commitments — (0.0)%(6)		$ (5,061)
Net Investments — 154.9% (identified cost $608,595,383)		$ 590,263,385
Other Assets, Less Liabilities — (35.0)%		$(133,121,521)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (19.9)%		$ (75,992,819)
Net Assets Applicable to Common Shares — 100.0%		$ 381,149,045
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $51,721,595 or 13.6% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	The stated interest rate represents the weighted average interest rate at January 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	This Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined.
(12)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2024 the total value of unfunded loan commitment is $3,924.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,525,655	EUR	8,613,275	Standard Chartered Bank	2/2/24	$217,288	$ —
USD	1,494,152	EUR	1,354,000	Bank of America, N.A.	2/29/24	29,238	—
USD	1,486,378	EUR	1,347,015	Bank of America, N.A.	2/29/24	29,021	—
USD	1,466,449	EUR	1,330,000	Bank of America, N.A.	2/29/24	27,501	—
USD	262,652	EUR	238,163	Bank of America, N.A.	2/29/24	4,980	—
USD	1,495,180	EUR	1,355,000	HSBC Bank USA, N.A.	2/29/24	29,184	—
USD	1,544,900	EUR	1,400,000	Standard Chartered Bank	2/29/24	30,218	—
USD	2,521,458	GBP	1,991,142	Bank of America, N.A.	2/29/24	—	(2,454)
USD	73,156	GBP	57,425	Goldman Sachs International	2/29/24	366	—
USD	70,484	GBP	55,484	Standard Chartered Bank	2/29/24	154	—
USD	6,200	GBP	4,893	Standard Chartered Bank	2/29/24	—	(2)
USD	9,368,165	EUR	8,613,274	Standard Chartered Bank	3/4/24	47,773	—
USD	86,729	EUR	77,791	Australia and New Zealand Banking Group Limited	3/28/24	2,464	—
USD	1,432,563	EUR	1,284,784	Goldman Sachs International	3/28/24	40,856	—
USD	1,438,184	EUR	1,290,000	State Street Bank and Trust Company	3/28/24	40,826	—
USD	1,437,873	EUR	1,290,000	State Street Bank and Trust Company	3/28/24	40,516	—
USD	1,405,057	EUR	1,260,000	State Street Bank and Trust Company	3/28/24	40,196	—
						$580,581	$(2,456)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

At January 31, 2024, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2024, the value of the Trust's investment in funds that may be deemed to be affiliated was $6,552,277, which represents 1.7% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$11,774,657	$38,129,850	$(43,352,230)	$ —	$ —	$6,552,277	$110,622	6,552,277
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 30,771,179	$ —	$ 30,771,179
Closed-End Funds	6,814,046	—	—	6,814,046
Common Stocks	37,153	2,897,038	35,497	2,969,688
Corporate Bonds	—	25,302,345	—	25,302,345
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	517,421,863	431,987	517,853,850
Short-Term Investments	6,552,277	—	—	6,552,277
Total Investments	$13,403,476	$576,392,425	$467,484	$590,263,385
Forward Foreign Currency Exchange Contracts	$ —	$ 580,581	$ —	$ 580,581
Total	$13,403,476	$576,973,006	$467,484	$590,843,966

Eaton Vance
Senior Floating-Rate Trust
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (2,456)	$ —	$ (2,456)
Total	$ —	$ (2,456)	$ —	$ (2,456)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2024 is not presented.
For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.